Accumulated Benefit Obligation for All Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 631,887	¥ 620,589
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 464,195	¥ 328,736